COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands		1 Months Ended
	May 09, 2016	Jan. 16, 2018	Aug. 29, 2013
Commitments and Contingencies Disclosure [Abstract]
Amount awarded in litigation matter		$ 6,900	$ 6,800
Claims	$ 40